Group Statement of Changes in Shareholders' Equity - ZAR (R) R in Millions	Total	Share capital and premium	Accumulated loss	Other reserves	Non-controlling interests [member]
Beginning balance (in shares) at Jun. 30, 2018		500,251,751
Beginning balance Parent at Jun. 30, 2018		R 29,340	R (9,103)	R 5,145
Beginning balance NCI at Jun. 30, 2018					R 0
Beginning balance Equity at Jun. 30, 2018	R 25,382
Shares issued and fully paid (in shares)		11,032,623
Shares issued and fully paid	211	R 211
Exercise of employee share options (in shares)		21,856,821
Harmony ESOP Trust (in shares)		6,700,000
Share-based payments	230			230
Net profit (loss) for the year attributable to owners of parent	(2,607)		(2,607)
Non-controlling interest	0
Net profit/(loss) for the year	(2,607)
Other comprehensive income for the year				(684)
Other comprehensive income	R (684)
Ending balance (in shares) at Jun. 30, 2019	539,841,000	539,841,195
Ending balance Parent at Jun. 30, 2019		R 29,551	(11,710)	4,773
Ending balance NCI at Jun. 30, 2019					0
Ending balance Equity at Jun. 30, 2019	R 22,614
Shares issued and fully paid (in shares)		60,278,260
Shares issued and fully paid	3,386	R 3,386
Exercise of employee share options (in shares)		3,023,251
Share-based payments	186			186
Non-controlling interest recognised at acquisition date	0		5		(5)
Net profit (loss) for the year attributable to owners of parent	(878)		(878)
Non-controlling interest	28				28
Net profit/(loss) for the year	(850)
Other comprehensive income for the year				(1,942)
Other comprehensive income, attributable to non-controlling interests	16				(16)
Other comprehensive income	(1,958)
Dividends paid	R (3)				(3)
Ending balance (in shares) at Jun. 30, 2020	603,143,000	603,142,706
Ending balance Parent at Jun. 30, 2020	R 23,371	R 32,937	(12,583)	3,017
Ending balance NCI at Jun. 30, 2020	4				4
Ending balance Equity at Jun. 30, 2020	23,375
Exercise of employee share options (in shares)		12,909,491
Share issue related cost	(3)	R (3)
Share-based payments	156			156
Non-controlling interest recognised at acquisition date	(5)			(4)	(1)
Net profit (loss) for the year attributable to owners of parent	5,087		5,087
Non-controlling interest	37				37
Net profit/(loss) for the year	5,124
Other comprehensive income for the year				3,230
Other comprehensive income, attributable to non-controlling interests	(21)				21
Other comprehensive income	3,251
Dividends paid	R (684)		(677)		(7)
Ending balance (in shares) at Jun. 30, 2021	616,052,000	616,052,197
Ending balance Parent at Jun. 30, 2021	R 31,160	R 32,934	R (8,173)	R 6,399
Ending balance NCI at Jun. 30, 2021	54				R 54
Ending balance Equity at Jun. 30, 2021	R 31,214